Financial instruments and financial risk management - Carrying Value of the Financial Instruments (Details)	Mar. 31, 2024 USD ($)
Financial instruments and financial risk management
Financial instruments at fair value	$ 11,349,497
NCAC Sponsor
Financial instruments and financial risk management
Financial instruments at fair value	1,474,256
Derivative warrant liabilities | Private Warrants [Member]
Financial instruments and financial risk management
Financial instruments at fair value	26,608
Derivative warrant liabilities | Public Warrants [Member]
Financial instruments and financial risk management
Financial instruments at fair value	875,000
Convertible note liability
Financial instruments and financial risk management
Financial instruments at fair value	7,657,397
Promissory Note
Financial instruments and financial risk management
Financial instruments at fair value	1,316,236
Level 1
Financial instruments and financial risk management
Financial instruments at fair value	875,000
Level 1 | Derivative warrant liabilities | Public Warrants [Member]
Financial instruments and financial risk management
Financial instruments at fair value	875,000
Level 2
Financial instruments and financial risk management
Financial instruments at fair value	26,608
Level 2 | Derivative warrant liabilities | Private Warrants [Member]
Financial instruments and financial risk management
Financial instruments at fair value	26,608
Level 3
Financial instruments and financial risk management
Financial instruments at fair value	10,447,889
Level 3 | NCAC Sponsor
Financial instruments and financial risk management
Financial instruments at fair value	1,474,256
Level 3 | Convertible note liability
Financial instruments and financial risk management
Financial instruments at fair value	7,657,397
Level 3 | Promissory Note
Financial instruments and financial risk management
Financial instruments at fair value	$ 1,316,236